Loan Receivables (Details) - Schedule of Loan Receivables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Loan Receivables [Line Items]
Total	RM 63,836,891	$ 13,532,793	RM 49,071,395
Less: Unearned interest	(417,883)	(88,587)	(12,222,634)
Total	63,419,008	13,444,206	36,848,761
Less: Allowance for expected credit losses on loan receivables	(640,684)	(135,819)	(272,225)
Total loan receivables	62,778,324	13,308,387	36,576,536
Current asset	23,538,832	4,990,001	15,378,236	$ 3,350,889
Non-current asset	39,239,492	8,318,386	21,198,300	$ 4,619,070
Personal loans [Member]
Loan Receivables [Line Items]
Loans, advances and financing	3,482,771	738,313	2,912,547
Term loans [Member]
Loan Receivables [Line Items]
Loans, advances and financing	40,241,358	8,530,772	43,339,398
Loans to related parties [Member]
Loan Receivables [Line Items]
Loans, advances and financing	RM 20,112,762	$ 4,263,708	RM 2,819,450